Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.18%
Aerospace & Defense–2.12%
Curtiss-Wright Corp.	9,477	$2,425,544
Leonardo DRS, Inc.(b)	109,170	2,411,565
		4,837,109
Alternative Carriers–0.41%
Iridium Communications, Inc.	35,469	927,869
Apparel, Accessories & Luxury Goods–1.91%
Kontoor Brands, Inc.(c)	35,424	2,134,296
Oxford Industries, Inc.(c)	19,757	2,220,687
		4,354,983
Application Software–4.50%
Blackbaud, Inc.(b)	23,529	1,744,440
Descartes Systems Group, Inc. (The) (Canada)(b)	25,898	2,370,444
PowerSchool Holdings, Inc., Class A(b)(c)	101,384	2,158,465
PROS Holdings, Inc.(b)	39,228	1,425,153
Q2 Holdings, Inc.(b)(c)	48,610	2,554,942
		10,253,444
Automotive Parts & Equipment–1.04%
Patrick Industries, Inc.	19,894	2,376,736
Biotechnology–3.02%
Ascendis Pharma A/S, ADR (Denmark)(b)	11,136	1,683,429
Cytokinetics, Inc.(b)	14,142	991,495
Natera, Inc.(b)	24,245	2,217,448
Vaxcyte, Inc.(b)	14,354	980,522
Xenon Pharmaceuticals, Inc. (Canada)(b)	23,261	1,001,386
		6,874,280
Broadline Retail–1.20%
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	34,217	2,722,647
Building Products–2.22%
Griffon Corp.(c)	38,898	2,852,780
Masonite International Corp.(b)	16,756	2,202,576
		5,055,356
Cargo Ground Transportation–2.87%
Knight-Swift Transportation Holdings, Inc.	39,332	2,164,047
XPO, Inc.(b)	35,765	4,364,403
		6,528,450
Commercial & Residential Mortgage Finance–3.31%
Essent Group Ltd.	38,148	2,270,187
Mr. Cooper Group, Inc.(b)	37,061	2,888,905
Radian Group, Inc.	71,189	2,382,696
		7,541,788
Communications Equipment–0.82%
Lumentum Holdings, Inc.(b)	39,550	1,872,692
Shares		Value
Construction & Engineering–2.47%
Comfort Systems USA, Inc.	10,350	$3,288,298
WillScot Mobile Mini Holdings Corp.(b)	50,246	2,336,439
		5,624,737
Construction Materials–2.13%
Summit Materials, Inc., Class A(b)	108,998	4,858,041
Electrical Components & Equipment–2.23%
EnerSys	24,373	2,302,274
Nextracker, Inc., Class A(b)	49,211	2,769,103
		5,071,377
Electronic Manufacturing Services–2.27%
Celestica, Inc. (Canada)(b)	66,971	3,009,677
Flex Ltd.(b)	75,294	2,154,161
		5,163,838
Environmental & Facilities Services–1.68%
Casella Waste Systems, Inc., Class A(b)	24,926	2,464,434
Montrose Environmental Group, Inc.(b)	34,766	1,361,784
		3,826,218
Financial Exchanges & Data–1.37%
TMX Group Ltd. (Canada)	118,384	3,122,705
Food Retail–2.01%
Sprouts Farmers Market, Inc.(b)	71,174	4,589,300
Gas Utilities–0.67%
ONE Gas, Inc.	23,484	1,515,423
Health Care Equipment–2.27%
CONMED Corp.	21,041	1,684,963
Enovis Corp.(b)	32,532	2,031,624
iRhythm Technologies, Inc.(b)	12,514	1,451,624
		5,168,211
Health Care Facilities–2.99%
Encompass Health Corp.	33,356	2,754,538
Tenet Healthcare Corp.(b)	38,571	4,054,198
		6,808,736
Health Care Services–0.62%
BrightSpring Health Services, Inc.(b)	129,869	1,411,676
Health Care Technology–0.76%
Simulations Plus, Inc.(c)	42,094	1,732,168
Homebuilding–2.16%
Taylor Morrison Home Corp., Class A(b)	79,007	4,911,865
Hotels, Resorts & Cruise Lines–1.22%
Travel + Leisure Co.	56,685	2,775,298
Human Resource & Employment Services–0.94%
Alight, Inc., Class A(b)	217,851	2,145,832
Industrial Machinery & Supplies & Components–3.85%
Gates Industrial Corp. PLC(b)	151,161	2,677,061
ITT, Inc.	27,968	3,804,487

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Industrial Machinery & Supplies & Components–(continued)
Timken Co. (The)	26,115	$2,283,235
		8,764,783
Industrial REITs–2.18%
EastGroup Properties, Inc.	14,458	2,599,115
STAG Industrial, Inc.(c)	61,655	2,370,018
		4,969,133
Investment Banking & Brokerage–2.49%
Jefferies Financial Group, Inc.	55,440	2,444,904
Piper Sandler Cos.	16,278	3,231,020
		5,675,924
IT Consulting & Other Services–0.51%
Endava PLC, ADR (United Kingdom)(b)	30,371	1,155,313
Leisure Products–1.35%
Acushnet Holdings Corp.(c)	46,452	3,063,509
Life Sciences Tools & Services–1.62%
CryoPort, Inc.(b)	92,976	1,645,675
Quanterix Corp.(b)	87,139	2,052,995
		3,698,670
Oil & Gas Equipment & Services–3.02%
Cactus, Inc., Class A	47,150	2,361,744
Weatherford International PLC(b)	39,184	4,522,617
		6,884,361
Oil & Gas Exploration & Production–3.05%
Matador Resources Co.	40,279	2,689,429
Permian Resources Corp.	138,073	2,438,369
Southwestern Energy Co.(b)	238,890	1,810,786
		6,938,584
Other Specialized REITs–1.11%
Gaming and Leisure Properties, Inc.	55,061	2,536,660
Packaged Foods & Meats–0.74%
Simply Good Foods Co. (The)(b)(c)	49,564	1,686,663
Paper & Plastic Packaging Products & Materials–1.27%
Graphic Packaging Holding Co.	99,263	2,896,494
Pharmaceuticals–0.97%
Axsome Therapeutics, Inc.(b)	13,978	1,115,444
Intra-Cellular Therapies, Inc.(b)	15,805	1,093,706
		2,209,150
Property & Casualty Insurance–1.18%
RLI Corp.	18,038	2,678,102
Regional Banks–9.68%
Banc of California, Inc.	162,386	2,469,891
Cullen/Frost Bankers, Inc.	23,712	2,669,260
First Financial Bankshares, Inc.(c)	80,097	2,627,982
Glacier Bancorp, Inc.	49,647	1,999,781
Pacific Premier Bancorp, Inc.	74,131	1,779,144
Pinnacle Financial Partners, Inc.	36,761	3,157,035
SouthState Corp.	29,528	2,510,766
Webster Financial Corp.	53,911	2,737,061
Western Alliance Bancorporation	32,815	2,106,395
		22,057,315
Shares		Value
Reinsurance–1.02%
Reinsurance Group of America, Inc.	12,001	$2,314,753
Research & Consulting Services–0.96%
CACI International, Inc., Class A(b)	5,749	2,177,894
Restaurants–1.77%
Bloomin’ Brands, Inc.	86,307	2,475,285
Papa John’s International, Inc.(c)	23,272	1,549,915
		4,025,200
Semiconductor Materials & Equipment–2.09%
Ichor Holdings Ltd.(b)	42,857	1,655,137
MKS Instruments, Inc.	23,357	3,106,481
		4,761,618
Semiconductors–2.86%
Diodes, Inc.(b)	27,799	1,959,829
Lattice Semiconductor Corp.(b)	34,869	2,727,802
Rambus, Inc.(b)	29,558	1,826,980
		6,514,611
Specialty Chemicals–2.04%
Ashland, Inc.	24,440	2,379,723
Innospec, Inc.	17,504	2,256,966
		4,636,689
Systems Software–1.49%
Commvault Systems, Inc.(b)	33,571	3,405,107
Trading Companies & Distributors–3.31%
Applied Industrial Technologies, Inc.	18,773	3,708,606
Core & Main, Inc., Class A(b)	66,927	3,831,571
		7,540,177
Transaction & Payment Processing Services–0.77%
Shift4 Payments, Inc., Class A(b)(c)	26,685	1,763,078
Water Utilities–0.64%
SJW Group	25,866	1,463,757
Total Common Stocks & Other Equity Interests (Cost $165,180,539)		225,888,324
Money Market Funds–0.72%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	574,334	574,334
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	411,941	412,106
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	656,381	656,381
Total Money Market Funds (Cost $1,642,765)		1,642,821
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $166,823,304)		227,531,145
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.77%
Invesco Private Government Fund, 7.57%(d)(e)(f)	4,580,253	4,580,253
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.49%(d)(e)(f)	13,104,266	$13,110,818
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,691,248)		17,691,071
TOTAL INVESTMENTS IN SECURITIES–107.67% (Cost $184,514,552)		245,222,216
OTHER ASSETS LESS LIABILITIES—(7.67)%		(17,472,671)
NET ASSETS–100.00%		$227,749,545
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,132,909	$2,648,851	$(4,207,426)	$-	$-	$574,334	$20,712
Invesco Liquid Assets Portfolio, Institutional Class	1,525,715	1,892,037	(3,005,305)	(502)	161	412,106	15,296
Invesco Treasury Portfolio, Institutional Class	2,437,610	3,027,258	(4,808,487)	-	-	656,381	23,617
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,370,225	19,762,651	(33,552,623)	-	-	4,580,253	170,713*
Invesco Private Prime Fund	47,697,724	44,462,769	(79,042,421)	(10,057)	2,803	13,110,818	458,487*
Total	$72,164,183	$71,793,566	$(124,616,262)	$(10,559)	$2,964	$19,333,892	$688,825

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$225,888,324	$—	$—	$225,888,324
Money Market Funds	1,642,821	17,691,071	—	19,333,892
Total Investments	$227,531,145	$17,691,071	$—	$245,222,216
Invesco V.I. Small Cap Equity Fund